General (Details)	1 Months Ended
	Mar. 31, 2017 USD ($)	Feb. 28, 2017 USD ($)	Oct. 12, 2017 crew	Sep. 30, 2017 USD ($) carrier newbuild	Oct. 31, 2016 USD ($)	Sep. 30, 2016
Golar Power
Property, Plant and Equipment [Line Items]
Additional aggregate funding commitment				$ 150,000,000
OneLNG
Property, Plant and Equipment [Line Items]
Additional aggregate funding commitment				$ 250,000,000
Ownership percentage				51.00%
Fortuna Project
Property, Plant and Equipment [Line Items]
Estimated project cost				$ 2,000,000,000
Debt financing assumed				1,200,000,000
OneLNG | Fortuna Project
Property, Plant and Equipment [Line Items]
Initial investment amount				650,000,000
Aggregate new equity funding				500,000,000
Ophir | Fortuna Project
Property, Plant and Equipment [Line Items]
Initial investment amount				$ 150,000,000
Minimum | Golar Power
Property, Plant and Equipment [Line Items]
Additional aggregate funding commitment					$ 20,000,000
Maximum | Golar Power
Property, Plant and Equipment [Line Items]
Additional aggregate funding commitment					$ 50,000,000
Convertible Bond
Property, Plant and Equipment [Line Items]
Net proceeds from convertible bond offering		$ 360,200,000
Margin Loan Facility
Property, Plant and Equipment [Line Items]
Proceeds raised from entering into loan facility	$ 150,000,000
Subsequent Event | Hilli Conversion to FLNG
Property, Plant and Equipment [Line Items]
Number of crew on board | crew			108
Golar Power
Property, Plant and Equipment [Line Items]
Number of newbuild commitments contracted for construction | newbuild				1
Sergipe | Golar Power
Property, Plant and Equipment [Line Items]
Ownership percentage					50.00%	25.00%
LNG Carrier | Golar LNG Partners
Property, Plant and Equipment [Line Items]
Number of carriers operated by other | carrier				3
LNG Carrier | Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers operated by other | carrier				2
Floating Storage Regasification Unit | Golar LNG Partners
Property, Plant and Equipment [Line Items]
Number of carriers operated by other | carrier				6
LNG Carrier | LNG Carrier
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier				14
LNG Carrier | LNG Carrier | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier				19
LNG Carrier | Floating Storage Regasification Unit
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier				1
LNG Carrier | Floating Storage Regasification Unit | Golar LNG Limited, Golar LNG Partners, and Golar Power
Property, Plant and Equipment [Line Items]
Number of carriers owned and operated | carrier				7